Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets Components	Significant components of the Company’s net deferred tax assets are summarized as follows (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$46,365	$42,243
Intangibles	174	189
Research and development capitalization	6,525	3,839
Accrued compensation	2,070	2,282
Credits	9,395	8,013
Fixed assets	21	10
Other, net	99	88
Right-of-use liability	13	25

Deferred tax assets	64,662	56,689
Deferred tax liabilities:
Right-of-use asset	(11)	(23)

Deferred tax liabilities	(11)	(23)
Net deferred tax assets	64,651	56,666
Valuation allowance	(64,651)	(56,666)

Net deferred tax assets	$—	$—

Schedule of Components of Income Tax Expense (Benefit)
A reconciliation of the income tax computed at the federal statutory tax rate to the expense (benefit) for income taxes for the years ended December 31, 2023 and 2022 is as follows (in thousands):

	December 31, 2023	December 31, 2022
Tax at statutory rate	$(7,520)	$(4,760)
State income taxes, net of federal benefits	—	(2,076)
Change in valuation allowance	7,990	7,726
Uncertain tax positions	793	586
Gain on change in fair value of earn-out liability	(1)	(2,546)
Permanent differences and other	974	281
Transaction costs	6	244
Capitalized R&D	—	3,381
LWAC net operating loss	(259)	(1,370)
Credits	(1,983)	(1,466)

Income tax expense	$—	$—

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2023 and 2022, excluding interest and penalties, is as follows (in thousands):

	December 31, 2023	December 31, 2022
Balance at beginning of the year	$8,860	$8,235
Additions/(reductions) for tax positions—prior year	117	—
Increase related to current year positions	840	625

Balance at the end of the year	$9,817	$8,860